INITIAL PUBLIC OFFERING ("IPO") AND SECONDERY OFFERING (Details) - USD ($)			12 Months Ended
	Mar. 05, 2014	Oct. 02, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Initial Public Offering [Line Items]
Share-based compensation expense			$ 1,633,000	$ 852,000	$ 1,109,000
IPO-related employee bonus expense					1,000,000
Proceeds from initial public offering, net of issuance costs of $8.2 million					$ 62,838,000
Stock issuance cost	$ 400,000
Ordinary shares [Member]
Initial Public Offering [Line Items]
Issuance of ordinary shares in secondary registered public offering, net of issuance costs, shares	5,403,685
Secondary registered public offering, price per share	$ 28.00
Issuance of ordinary shares to underwriter's options in a secondary registered public offering	704,828
IPO [Member]
Initial Public Offering [Line Items]
Ordinary shares issued in the IPO (including the underwriters' option to purchase additional shares), shares		5,073,800
Proceeds from initial public offering, net of issuance costs of $8.2 million		$ 62,838,000
IPO price per share		$ 14
IPO option to purchase an additional shares, number of shares		661,800
IPO [Member] | Ordinary shares [Member]
Initial Public Offering [Line Items]
Balance, shares		3,167,304
Ordinary shares issued following the conversion of the preferred shares outstanding		12,905,312
Ordinary shares issued in the IPO (including the underwriters' option to purchase additional shares), shares		5,073,800
Ordinary shares issued following the exercise of preferred share warrants and subsequent conversion		385,084
Balance, shares		21,531,500
Vested		262,888
Options expected to vest and became exercisable after one year from the closing of the IPO		224,740
Restricted shares, granted		9,520
Share-based compensation expense		$ 900,000
IPO-related employee bonus expense		$ 1,000,000
IPO- related employee bonus conditions
Such bonuses were partly subject to the closing of the IPO ($0.5 million) and partly subject to the Company's market capitalization exceeding an agreed upon level for at least 30 trading days within 24 months following its IPO ($0.5 million).